Private Placement Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Private Placement Warrants [Abstract]
PRIVATE PLACEMENT WARRANTS

NOTE 4 — PRIVATE PLACEMENT WARRANTS

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 5,200,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant ($5,200,000 in the aggregate), in a private placement. Certain qualified institutional buyers or institutional accredited investors (“Anchor Investor”) purchased an aggregate of 780,000 Private Placement Warrants from the Sponsor at a price of $1.00 per Private Placement Warrant ($780,000 in the aggregate). As a result, the Sponsor and Anchor Investor held 4,420,000 and 780,000 Private Placement Warrants, respectively. Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share. The proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. As a result of the difference in the initial fair value of $0.72 per warrant of the Private Placement Warrants and the purchase price of $1.00 per share, the Company recorded a contribution to additional paid-in capital of $1,456,000 as of the date of the Private Placement issuance which is included in the condensed consolidated statement of stockholders’ equity (deficit) for the three months ended March 31, 2021.

NOTE 5 — PRIVATE PLACEMENT WARRANTS

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 5,200,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant ($5,200,000 in the aggregate), in a private placement. Certain qualified institutional buyers or institutional accredited investors (“Anchor Investor”) purchased an aggregate of 780,000 Private Placement Warrants from the Sponsor at a price of $1.00 per Private Placement Warrant ($780,000 in the aggregate). As a result, the Sponsor and Anchor Investor held 4,400,000 and 780,000 Private Placement Warrants, respectively. Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share. The proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.